Schedule of Investments (unaudited)	iShares® U.S. Insurance ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 6.5%
Arthur J Gallagher & Co.	32,378	$4,535,510
Brown & Brown Inc.	37,057	1,969,209
eHealth Inc.(a)	4,253	248,375
		6,753,094
Life & Health Insurance — 27.8%
Aflac Inc.	85,634	4,595,120
American Equity Investment Life Holding Co.	12,901	416,960
Athene Holding Ltd., Class A(a)	19,789	1,335,758
Brighthouse Financial Inc.(a)	13,722	624,900
CNO Financial Group Inc.	21,098	498,335
Genworth Financial Inc., Class A(a)	67,141	261,850
Globe Life Inc.	15,043	1,432,846
Lincoln National Corp.	28,363	1,782,331
MetLife Inc.	113,591	6,798,421
National Western Life Group Inc., Class A	393	88,185
Primerica Inc.	6,276	961,107
Principal Financial Group Inc.	40,040	2,530,128
Prudential Financial Inc.	60,121	6,160,599
Trupanion Inc.(a)	5,374	618,547
Unum Group	32,508	923,227
		29,028,314
Multi-line Insurance — 12.6%
American Financial Group Inc./OH	10,939	1,364,312
American International Group Inc.	130,928	6,232,173
American National Group Inc.	1,495	222,082
Assurant Inc.	9,594	1,498,391
Hartford Financial Services Group Inc. (The)	56,475	3,499,756
Horace Mann Educators Corp.	5,275	197,390
Watford Holdings Ltd.(a)	3,371	117,951
		13,132,055
Other Diversified Financial Services — 1.1%
Voya Financial Inc.	19,256	1,184,244

Property & Casualty Insurance — 50.3%
Allstate Corp. (The)	45,705	5,961,760
Ambac Financial Group Inc.(a)	7,810	122,305
AMERISAFE Inc.	3,181	189,874
Arch Capital Group Ltd.(a)	63,888	2,487,799
Argo Group International Holdings Ltd.	5,642	292,425
Assured Guaranty Ltd.	8,704	413,266
Axis Capital Holdings Ltd.	12,871	630,808
Chubb Ltd.	68,618	10,906,145
Cincinnati Financial Corp.	23,702	2,764,127
CNA Financial Corp.	4,465	203,113
Employers Holdings Inc.	3,556	152,197
Erie Indemnity Co., Class A, NVS.	3,978	769,146
First American Financial Corp.	16,764	1,045,235
Hanover Insurance Group Inc. (The)	5,724	776,403
James River Group Holdings Ltd.	5,877	220,505
Security	Shares	Value

Property & Casualty Insurance (continued)
Kemper Corp.	9,689	$716,017
Kinsale Capital Group Inc.	3,434	565,820
Lemonade Inc.(a)(b)	2,888	315,976
Loews Corp.	35,435	1,936,523
Markel Corp.(a)	2,177	2,583,468
MBIA Inc.(a)	8,316	91,476
Mercury General Corp.	4,324	280,844
MetroMile Inc.(a)(b)	12,034	110,111
Old Republic International Corp.	45,030	1,121,697
Palomar Holdings Inc.(a)	3,533	266,600
ProAssurance Corp.	6,889	156,725
Progressive Corp. (The)	89,306	8,770,742
RLI Corp.	6,354	664,565
Safety Insurance Group Inc.	1,810	141,687
Selective Insurance Group Inc.	9,575	777,011
State Auto Financial Corp.	3,255	55,726
Travelers Companies Inc. (The)	31,316	4,688,318
United Fire Group Inc.	3,419	94,809
Universal Insurance Holdings Inc.	4,480	62,182
W R Berkley Corp.	22,213	1,653,314
White Mountains Insurance Group Ltd.	498	571,719
		52,560,438
Reinsurance — 1.4%
Alleghany Corp.(a)	2,209	1,473,558

Total Common Stocks — 99.7%
(Cost: $93,394,478)		104,131,703

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	397,001	397,239
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	180,000	180,000
		577,239

Total Short -Term Investments — 0.6%
(Cost: $577,239)		577,239

Total Investments in Securities — 100.3%
(Cost: $93,971,717)		104,708,942

Other Assets, Less Liabilities — (0.3)%		(270,174)
Net Assets — 100.0%		$104,438,768

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Insurance ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$207,497	$189,719	(a)	$—	$29	$(6)	$397,239	397,001	$1,314	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	0	(a)	—	—	—	180,000	180,000	4		—
					$29	$(6)	$577,239		$1,318		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	2	09/17/21	$226	$(3,130)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$104,131,703	$—	$—	$104,131,703
Money Market Funds	577,239	—	—	577,239
	$104,708,942	$—	$—	$104,708,942
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,130)	$—	$—	$(3,130)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

2